Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per share
Weighted average number of outstanding shares	543,086,157	174,860,545	118,332,562
Own shares	11,804	21,268	49,882
Weighted average number of outstanding shares (without Treasury shares)	543,074,353	174,839,276	118,282,679
Net loss (in thousands of euros)	€ (17,026)	€ (24,216)	€ (31,164)
Basic loss per share (Euro/share)	€ (0.03)	€ (0.14)	€ (0.26)
Diluted loss per share (Euro/share)	€ (0.03)	€ (0.14)	€ (0.26)